Cover	Sep. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2026
Entity File Number	001-39761
Entity Registrant Name	Ondas Inc.
Entity Central Index Key	0001646188
Entity Tax Identification Number	47-2615102
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	222 Lakeview Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	888
Local Phone Number	657-2377
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock par value $0.0001
Trading Symbol	ONDS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false